Warrant Liabilities	12 Months Ended
Mar. 31, 2025
Warrant Liabilities
Warrant Liabilities

Note 17 - Warrant Liabilities

On October 22, 2021, pursuant to the consummation of the Initial Public Offering (IPO), the Company issued 11,499,991 Public Warrants. Simultaneously with the closing of the IPO, WWAC issued 8,900,000 warrants in a private placement (the “Private Placement Warrants”), at a purchase price of $1.00 per Private Placement Warrant, which included 900,000 Units as a result of the underwriter’s full exercise of its option to purchase up to 900,000 additional warrants, at a purchase price of $1.00 per Private Placement Warrant. On November 6, 2023, WWAC issued 627,810 other Private Placement Warrants to the Sponsor pursuant to the conversion of a promissory note payable to the Sponsor. Upon consummation of the Business Combination, the Company assumed 11,499,991 Public Warrants and 9,527,810 Private Placement Warrants (collectively the “Warrants”).

The Company accounted for the Warrants in accordance with the guidance contained in ASC 815-40 given that certain provisions within the warrant agreement either preclude the warrants from being considered indexed to the ATI’s own stock or the fixed-for-fixed option criteria are not met. On this basis the Public and Private Placement Warrants are classified as a liability and are measured at fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statement of operations.

Each whole Warrant entitles the holder thereof to purchase one Class A ordinary share of the Company, par value $0.0001 per share (the “Ordinary Shares”), for $11.50 per share, subject to adjustment as described herein. Only whole Warrants are exercisable. A holder of the Warrants will not be able to exercise any fraction of a Warrant. The Warrants will expire at 5:00 p.m. New York City time on November 6, 2028, or earlier upon redemption or liquidation. On the exercise of any Warrant, the Warrant exercise price will be paid directly to us.

The Company may redeem the outstanding Warrants:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon not less than 30 days’ prior written notice of redemption to each Warrant holder; and

●	if, and only if, the last reported sales price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on third trading day prior to the date on which the Company sends the notice of redemption to the Warrant holders (the “Reference Value”) equals or exceeds $18.00 per Ordinary Share (as adjusted); provided that the Private Placement Warrants will not be redeemable by the Company under this provision so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

The Company may also redeem the outstanding Warrants:

●	in whole and not in part;

●	at $0.10 per warrant

●	upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the Class A ordinary shares;

●	if, and only if, the Reference Value equals or exceeds $10.00 per Ordinary Share (as adjusted); provided that if the Reference Value equals or exceeds $18.00 per Ordinary Share (as adjusted), the Private Placement Warrants will not be redeemable by the Company under this provision so long as they are held by the initial purchasers of the Private Placement Warrants or their permitted transferees.

No fractional Class A ordinary shares will be issued upon redemption. If, upon redemption, a holder would be entitled to receive a fractional interest in a share, the Company will round down to the nearest whole number of the number of Class A ordinary shares to be issued to the holder.